Additional Information: Condensed Financial Statements Of The Company (Condensed Statements Of Cash Flows) (Details) - USD ($)	12 Months Ended			24 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016
Operating activities
Net income/(loss)	$ 11,698,000	$ 7,993,000	$ (7,306,000)
Changes in operating assets and liabilities
Prepayments	361,000	(2,132,000)
Other deferred income	(1,668,000)	(1,907,000)	(697,000)
Amount due to related party	(1,385,000)	3,977,000	1,342,000
Net cash (used in)/generated from operating activities	(9,569,000)	(9,385,000)	8,359,000
Financing activities
Proceeds from issuance of ordinary shares		57,000	121,000
Payment of issuance costs	(12,906,000)	(1,321,000)		$ (14,227,000)
Net increase in cash and cash equivalents	47,490,000	(7,005,000)	(7,917,000)
Cash and cash equivalents at end of year	79,431,000	31,941,000	38,946,000	79,431,000
Cash and cash equivalents at beginning of year	31,941,000	38,946,000	46,863,000	38,946,000
The Parent Company
Operating activities
Net income/(loss)	11,698,000	7,993,000	(7,306,000)
Adjustments to reconcile net income/(loss) to net cash used in operating activities
Equity in earnings of subsidiaries, net of tax	(16,905,000)	(12,662,000)	6,059,000
Loss on dilution of interest in a subsidiary		3,000	98,000
Changes in operating assets and liabilities
Prepayments	(63,000)	(18,000)	(1,000)
Other deferred income	493,000
Amount due to related party	6,000
Amounts due from/to subsidiaries	(92,418,000)	3,171,000	1,379,000
Other payables and accruals	(235,000)	1,425,000	(318,000)
Amounts due to immediate holding company	267,000	88,000	89,000
Net cash (used in)/generated from operating activities	(97,157,000)
Financing activities
Proceeds from issuance of ordinary shares	110,160,000
Payment of issuance costs	(12,906,000)
Net cash (used in)/generated from financing activities	97,254,000
Net increase in cash and cash equivalents	97,000
Cash and cash equivalents at end of year	98,000	1,000	1,000	98,000
Cash and cash equivalents at beginning of year	$ 1,000	$ 1,000	$ 1,000	$ 1,000